Leases - Schedule of Future Lease Payments Under Operating Leases (Details) ¥ in Thousands	Dec. 31, 2025 CNY (¥)
Schedule of Future Lease Payments Under Operating Leases [Abstract]
FY2026	¥ 2,246
FY2027	1,528
FY2028	906
FY2029	426
FY2030	293
Total future lease payment	5,399
less: imputed interest	(1,790)
Represent value of future lease payments	¥ 3,609